Concentration of Risk	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
CONCENTRATION OF RISK
15.	CONCENTRATION OF RISK

Credit risk

The Company is exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A significant portion of the Company’s receivables and prepayments is concentrated among a limited number of counterparties. In addition, certain balances have been outstanding for extended periods, which increases the uncertainty regarding recoverability. The Company monitors these exposures on an ongoing basis and records allowances where appropriate.

The Company also maintains deposits and engages in transactions with various financial institutions and counterparties. To manage this risk, the Company performs ongoing evaluations of counterparty creditworthiness; however, there can be no assurance that these counterparties will be able to meet their obligations.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Our functional currency is the RMB, and our financial statements are presented in U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Liquidity and treasury risk

The Company is exposed to risks related to the management of cash and liquidity, including large or unusual cash inflows and outflows and transactions with multiple counterparties across different jurisdictions. These activities may involve increased operational and counterparty risks. Management monitors cash flows and transaction activity on an ongoing basis to manage such risks.

Commodity price risk

The Company’s operations involve trading of commodities and products whose values are subject to market price fluctuations. Changes in commodity prices may affect the net realizable value of inventory and the Company’s operating results.

Digital asset risk

The Company holds digital assets that are subject to significant price volatility. The value of these assets may fluctuate materially based on market conditions. In addition, the Company is exposed to risks related to custody, security, and regulatory developments associated with digital assets.

Management believes that the above measures mitigate, but do not eliminate, the Company’s exposure to these risks.